Deferred Costs (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs [Abstract]
Schedule of Deferred Costs

Deferred costs at December 31, 2014 and 2013 consisted of the following:

	2014	2013
Deferred financing costs	$9,556	$3,819
Deferred acquisition costs	2,630	2,630
Deferred leasing costs	77	-
	12,263	6,449
Accumulated amortization	(1,908)	(634)
	$10,355	$5,815